ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 491,293		¥ 93,115
Less: allowance for expected credit losses	(6,249)		(7,294)
Total accounts receivable, net	¥ 485,044	$ 70,325	¥ 85,821	¥ 56,319	¥ 36,511